Income taxes	12 Months Ended
Dec. 31, 2019
Income taxes
Income taxes
21.	Income taxes

The Company is registered in the Cayman Islands. The Company generated substantially all of its income from its PRC operations for the years ended December 31, 2017, 2018 and 2019.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

The Group is exempted from income tax in the BVI on its foreign-derived income. There are no withholding taxes in the BVI.

Hong Kong

The Group's subsidiaries incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong for the years of assessment 2015/2016, 2016/2017 and 2017/2018. Commencing from the year of assessment 2018/2019, the first Hong Kong dollars 2 million of profits earned by the Group's subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25)% while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Under the Hong Kong tax laws, the Group is exempted from the Hong Kong income tax on its foreign-derived income. In addition, payments of dividends from the Group's incorporations in Hong Kong to 58.com Inc. are not subject to any Hong Kong withholding tax. The operations in Hong Kong have incurred net accumulated operating losses for income tax purposes.

PRC

On March 16, 2007, the National People’s Congress of PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which FIEs and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

The Enterprise Income Tax Law and its implementation rules permit certain “high and new technology enterprises strongly supported by the state” that hold independent ownership of core intellectual property and simultaneously meet a list of other criteria, financial or non-financial, as stipulated in the implementation rules and other regulations, to enjoy a preferential enterprise income tax rate of 15% subject to certain new qualification criteria. The State Administration of Taxation, the Ministry of Science and Technology and the Ministry of Finance jointly issued the Administrative Rules for the Certification of High and New Technology Enterprises delineating the specific criteria and procedures for the “high and new technology enterprises” certification in April 2008. Enterprises recognized as “high and new technology enterprises” (“HNTE”) will enjoy a preferential enterprise income tax rate of 15%  after they go through tax reduction application formalities with relevant tax authorities. Beijing 58, Wanglin, Shanghai Ruiting, 58 Technology, 58 Co., Ltd. and Shanghai Ruijia Information Technology Co., Ltd have all obtained the “high and new technology enterprise” certificate and maintained the “high and new technology enterprise” status and will be eligible for a preferential tax rate of 15% when they have taxable income under the Enterprise Income Tax Law, as long as they maintain the “high and new technology enterprise” status.

In addition, qualified software enterprises are exempt from the enterprise income tax for two years beginning from their first profitable year and are entitled to a 50% tax rate reduction for the subsequent three years. The software enterprise qualification is subject to an annual assessment. Wanglin obtained its software enterprise qualification in 2014 and is entitled to a two-year exemption from 2014 to 2015 and enjoys a preferential tax rate of 12.5% from 2016 to 2018 as long as it is able to pass the annual assessment for software enterprise qualification for each of the respective years. 58 Technology qualified as a software enterprise in 2014 and was granted a two-year exemption from 2015 to 2016 and enjoyed a 12.5% preferential tax rate from 2017 to 2019 for so long as it maintains this qualification.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaging in research and development activities are entitled to claim 150% of the research and development expenses so incurred in a year as tax deductible expenses in determining its tax assessable profits for that year (“Super Deduction”). From January 1, 2018 to December 31, 2020, all Chinese resident enterprises will enjoy the Super Deduction of 175% in accordance with the updated policy promulgated by the Stated Tax Bureau of the PRC. Wanglin, Beijing 58, 58 Technology and Shanghai Ruiting claimed such Super Deduction in ascertaining its tax assessable profits for the years ended December 31, 2017, 2018 and 2019, respectively.

Pursuant to the “Circular on Enterprise Income Tax Policy concerning Deductions for Equipment and Appliances” (Cai Shui [2018] 54) issued by the State Administration of Taxation, during the period from January 1, 2018 to December 31, 2020, the cost of newly purchased equipment with the original cost less than RMB5 million can be fully deducted against taxable profit in the next month after the asset is put into use, instead of being depreciated annually for tax filing (the “Fixed Assets One-time Expense”).

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company was incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Group’s subsidiaries and VIEs had neither declared any dividend to their respective parent companies nor planned to declare or pay any dividends to the parent companies out of the accumulated undistributed earnings as of December 31, 2019 in the foreseeable future, and accordingly no withholding tax was accrued. As of December 31, 2019, the total amount of undistributed profits from the PRC subsidiaries and VIEs for which no withholding tax had been accrued was RMB8.7 billion, and the unrecognized tax liabilities were RMB865.9 million.

The provisions for income tax expenses are summarized as follows:

	For the Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expenses	(212,528)	(370,149)	(784,274)
Deferred tax (expenses)/benefit	65,839	70,444	(50,060)
Income tax expenses	(146,689)	(299,705)	(834,334)

The following table sets forth reconciliation between the statutory EIT rate and the Group’s effective tax rate:

	For the Year ended December 31,
	2017	2018	2019
Statutory income tax rates:	25.0%	25.0%	25.0%
Change in valuation allowance	(7.5)%	10.1%	3.8%
Permanent book-tax differences (a)	9.4%	(7.6)%	(12.4)%
Effect of preferential tax treatment and tax holiday	(13.7)%	(13.6)%	(8.4)%
Others (b)	(3.6)%	(1.6)%	1.0%
Effective tax rate	9.6%	12.3%	9.0%

(a)	The permanent differences mainly consisted of additional deduction for research and development expenditures, effect on tax rates in different tax jurisdiction and other non-deductible expenses.
(b)	Others mainly consisted of fair value change, Fixed Assets One-time Expense and amortization of acquired intangible assets.

The per share effect of the tax holidays  mostly enjoyed by Shanghai Ruiting, Wangling and 58 Technology are as follows:

	For the Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net earnings per ordinary share attributable to ordinary shareholders effect – basic	0.45	1.01	0.93
Net earnings per ordinary share attributable to ordinary shareholders effect – diluted	0.45	0.99	0.92

The following table sets forth the significant components of the aggregate deferred tax assets and liabilities:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Provision for doubtful receivables	11,622	19,459
Net operating loss carry forwards	290,164	499,091
Advertising expenses in excess of deduction limit	306,510	466,090
Others	23,603	37,420
Total deferred tax assets	631,899	1,022,060
Less: Valuation allowance	(588,946)	(937,037)
Total deferred tax assets, net	42,953	85,023

Deferred tax liabilities
Acquired intangible assets	268,171	214,388
Fair value change	—	152,223
Fixed Assets One-time Expense	14,941	23,108
Total deferred tax liabilities	283,112	389,719

Deferred tax assets of RMB43.0 million and RMB85.0 million were included in the long-term prepayments and other non-current assets of the Group’s consolidated balance sheets as of December 31, 2018 and 2019.

Deferred tax liabilities of RMB268.2 million and RMB214.4 million as of December 31, 2018 and 2019 were mainly related to the intangible assets acquired during business acquisitions of Anjuke and Ganji in 2015. Deferred tax liabilities of RMB152.2 million as of December 31, 2019 were related to the fair value change of investment. Deferred tax liabilities of RMB14.9 million and RMB23.1 million as of December 31, 2018 and 2019 were related to the Fixed Assets One-time Expense.

As of December 31, 2019, the Group had net operating loss carry forwards of approximately RMB2.3 billion, which will expire during the period between January 1, 2021 and December 31, 2028. There is no expiration for the advertising expenses that were in excess of annual deduction limit and carried forward.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that some portion of or all of the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Group has recoverable accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that most of these recoverable operating losses and other deferred tax assets will not be utilized in the future except for RMB85.0 million deferred tax assets recognized as of December 31, 2019. Therefore, the Group had valuation allowances of RMB343.6 million, RMB588.9 million and RMB937.0 million for the deferred tax assets as of December 31, 2017, 2018 and 2019, respectively.

Movement of valuation allowance

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the period	458,433	343,590	588,946
Provision	81,904	308,811	349,781
Current period reversal	(196,747)	(63,455)	(1,690)
Balance at the end of the period	343,590	588,946	937,037

The provision of valuation allowance against the deferred tax assets as of December 31, 2019 was primarily associated with operating loss carry forwards of Beijing Zhuanzhuan and Tianjin Zhuanzhuan, and the advertising expenses in excess of deduction limit of Yangguang Gudi and Shanjing Kechuang, which may not be realized as a tax benefit.

The current period reversal of valuation allowance is primarily attributed to the utilization of net operating losses and deductible advertising expenses carried forward from prior years of certain entities that started to make profits in the year ended December 31, 2019.

As of December 31, 2019, the tax years ended December 31, 2015 through 2019 of the Company’s PRC subsidiaries and the variable interest entities are subjected to examination by the PRC tax authorities.